(33) FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset
Cash and cash equivalent	R$ 3,249,642	R$ 6,164,997	R$ 5,682,802	R$ 4,357,455
Derivatives - zero-cost collar	444,029	163,241
Concession financial asset - distribution	23,736
Liability
Borrowings - principal and interest	3,589,607	1,875,648
Borrowings - principal and interest	10,992,057	13,044,041
Debentures - Principal and interest	1,703,073
Derivatives	10,230	R$ 6,055
Financial liability	29,019,225
Carrying Amount [Member]
Asset
Financial assets	10,228,253
Liability
Financial liability	20,263,390
At fair value [member]
Asset
Financial assets	10,228,253
Liability
Financial liability	18,437,887
Level 1 [Member] | Carrying Amount [Member]
Asset
Cash and cash equivalent	2,289,302
Level 1 [Member] | At fair value [member]
Asset
Cash and cash equivalent	2,289,302
Level 2 [Member] | Carrying Amount [Member]
Asset
Cash and cash equivalent	960,340
Derivatives - zero-cost collar	595,872
Liability
Borrowings - principal and interest	6,142,583
Borrowings - principal and interest	4,849,474
Debentures - Principal and interest	9,176,527
Derivatives	94,806
Level 2 [Member] | At fair value [member]
Asset
Cash and cash equivalent	960,340
Derivatives - zero-cost collar	595,872
Liability
Borrowings - principal and interest	5,912,175
Borrowings - principal and interest	4,849,474
Debentures - Principal and interest	7,581,432
Derivatives	94,806
Level 3 [Member] | Carrying Amount [Member]
Asset
Derivatives - zero-cost collar	52,058
Concession financial asset - distribution	6,330,681
Level 3 [Member] | At fair value [member]
Asset
Derivatives - zero-cost collar	52,058
Concession financial asset - distribution	R$ 6,330,681